SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	4 Months Ended	5 Months Ended
	Oct. 27, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Statement [Table]
Cash, FDIC Insured Amount		$ 250,000	$ 250,000	$ 250,000
Stock Repurchased During Period, Shares		11,711,667		11,711,667
Initial fair value measurement	$ 18,738,667		18,738,667	$ 18,738,667
Underwriting discounts and offering costs	11,525,071
Initial fair value of the warrants	$ 7,258,667
Unrecognized tax benefits		$ 0	0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0	$ 0
Purchase of aggregate shares		11,711,667		11,711,667